Average Annual Total Returns - FidelityFreedomBlendFunds-RetailComboPRO - FidelityFreedomBlendFunds-RetailComboPRO - Fidelity Freedom Blend 2040 Fund	May 30, 2023
Fidelity Freedom Blend 2040 Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(19.05%)
Since Inception	4.99%
Fidelity Freedom Blend 2040 Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(20.22%)
Since Inception	3.32%
Fidelity Freedom Blend 2040 Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(10.52%)
Since Inception	3.69%
SP001
Average Annual Return:
Past 1 year	(18.11%)
Since Inception	8.55%	[1]
F0270
Average Annual Return:
Past 1 year	(18.14%)
Since Inception	4.97%	[1]

[1]	A From August 31, 2018